Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 3,212	$ 1,387	$ 4,810
Restructuring Charges	12,054	15,236	26,700
Payments for Restructuring	(6,032)	(17,342)
Restructuring Reserve, Settled without Cash	(4,197)	(1,317)
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	3,045	1,385	4,602
Restructuring Charges	11,057	15,236
Payments for Restructuring	(5,976)	(17,136)
Restructuring Reserve, Settled without Cash	(3,421)	(1,317)
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	167	2	208
Restructuring Charges	997	0
Payments for Restructuring	(56)	(206)
Restructuring Reserve, Settled without Cash	(776)	0
National Pen CO. LLC [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			1,116
Vistaprint Business [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	8,467	12,112
The Print Group [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	2,223
All Other Businesses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,197	819
Central and Corporate Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 167	2,249	$ 25,584
Other Restructuring [Member] | Central and Corporate Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 56